Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current:
Accounts receivable, net of allowance		¥ 13,771	¥ 7,284
Inventories		8,534	4,535
Amounts due from related companies		7,445	8,080
VAT receivables, net of allowance		7,347	8,915
Prepaid cost of revenue, sales and marketing and other expenses		7,049	4,283
Advances to / receivables from customers, merchants and others		4,689	3,700
Deferred direct selling costs		1,990	1,643
Licensed copyrights (Note 2(y))		1,126	964
Interest receivables		867	672
Loan receivables, net		490	419
Others		5,282	2,733
Total Current	$ 8,730	58,590	43,228
Non-current:
Prepayment for acquisition of property and equipment		7,643	5,933
Film costs and prepayment for licensed copyrights and others		7,205	5,614
Land use rights, net		6,419	9,377
Deferred tax assets		2,533	2,182
Fair value of interest rate swap contracts		331	542
Deferred direct selling costs		281	188
Others		3,606	2,438
Total Non-current	$ 4,175	¥ 28,018	26,274
Adjustment | Land use rights
Non-current:
Land use rights, net			(9,377)
Adjustment | Prepayments, receivables and other assets
Non-current:
Land use rights, net			¥ 9,377